Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Loss for the year	$ (6,475)	$ (9,825)	$ (32,396)
Adjustments for:
Depreciation	4,854	5,014	6,085
Depreciation of deferred dry docking costs	862	1,005	1,062
Amortization of fair value of time charter attached to vessels	0	0	41
Payment of deferred dry docking costs	(412)	(478)	(983)
Impairment loss	0	0	20,144
Gain from sale of subsidiary	0	(2,257)	0
Provision for staff retirement indemnities	4	5	5
Interest expense and finance costs	2,221	2,676	2,783
Interest income	(3)	(5)	(8)
Foreign exchange gains, net	181	(58)	(28)
Share based payment	30	50	60
Trade accounts receivable	66	(270)	489
Inventories	(145)	(161)	(12)
Prepayments and other assets	591	(232)	1,483
Trade accounts payable	(499)	746	1,404
Accrued liabilities and other payables	(726)	141	(54)
Deferred revenue	82	49	(135)
Net cash generated from/(used in) operating activities	631	(3,600)	(60)
Cash flows from investing activities:
Net proceeds from sale of vessel/subsidiary	0	374	5,348
Purchase of vessel equipment	(245)	0	0
Purchases of office furniture and equipment	(21)	(19)	(5)
Interest received	3	7	8
Net cash (used in)/generated from investing activities	(263)	362	5,351
Cash flows from financing activities:
Proceeds from loans	280	5,950	39,505
Repayment of long-term debt	(4,399)	(3,100)	(45,506)
Proceeds from issuance of share capital	9,653	0	0
Pledged bank deposits	0	290	500
Dividends paid	0	(14)	(505)
Interest paid	(3,309)	(1,730)	(2,363)
Net cash generated from/(used in) financing activities	2,225	1,396	(8,369)
Net increase/(decrease) in cash and cash equivalents	2,593	(1,842)	(3,078)
Cash and cash equivalents at the beginning of the year	163	2,005	5,083
Cash and cash equivalents at the end of the year	$ 2,756	$ 163	$ 2,005